Stockholders' Equity and Accumulated Other Comprehensive Income (Loss) - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Jul. 01, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jun. 05, 2025
Share Repurchase Program [Line Items]
Special stock dividend, rate percent (in percent)	4.00%
Repurchase of common stock (in shares)		100,000	57,000	0
Stock repurchased		$ 2,838	$ 1,116
2019 Repurchase Plan
Share Repurchase Program [Line Items]
Repurchase of common stock (in shares)		45,686
Stock repurchased (in dollars per share)		$ 27.09
Stock repurchased		$ 1,200
2025 Repurchase Plan
Share Repurchase Program [Line Items]
Repurchase of common stock (in shares)		54,672
Stock repurchased (in dollars per share)		$ 28.72
Stock repurchased		$ 1,600
Authorized amounts under the share repurchase program					$ 10,000
Remaining available for repurchase of shares		$ 8,400